INCOME TAXES - Current and deferred (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INCOME TAXES
Current tax expenses	¥ 31,543		¥ 42,257	¥ 105,663
Deferred tax benefits	(20,798)		(11,103)	(27,776)
Income tax expense	¥ 10,745	$ 1,686	¥ 31,154	¥ 77,887